Average Annual Total Returns - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - FidelityMidCapIndexSmallCapIndexFunds-ComboPRO - Fidelity Mid Cap Index Fund	Jun. 29, 2024
Fidelity Mid Cap Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	17.21%
Past 5 years	12.68%
Past 10 years	9.41%
Fidelity Mid Cap Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.80%
Past 5 years	11.98%
Past 10 years	8.65%
Fidelity Mid Cap Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.44%
Past 5 years	10.03%
Past 10 years	7.48%
RS006
Average Annual Return:
Past 1 year	17.23%
Past 5 years	12.68%
Past 10 years	9.42%